Payments, by Project - 12 months ended Dec. 31, 2025 - MXN ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 200,949,793	$ 223,113	$ 48,518	$ 118,100	$ 201,339,524
Entity Level Payment/MX [Member]
Total	200,904,846				200,904,846
Mutual Benefit Projects [Member]
Total				$ 118,100	118,100
CNH-A3-CÁRDENAS-MORA/2018 [Member]
Total			1,054		1,054
CNH-A4-OGARRIO/2018 [Member]
Total		202,599			202,599
CNH-M1-EK-BALAM/2017 [Member]
Total	7,223				7,223
CNH-M2-SANTUARIO-EL GOLPE/2017 [Member]
Total		4,693	27		4,720
CNH-M3-MISIÓN/2018 [Member]
Total			11,795		11,795
CNH-M4-ÉBANO/2018 [Member]
Total			22,665		22,665
CNH-M5-MIQUETLA/2018 [Member]
Total		$ 15,821	921		16,742
Phosphate Mining Project [Member]
Total	$ 37,724				37,724
Phosphate Mining Project 2 [Member]
Total			$ 12,056		$ 12,056